Goodwill and Intangible Assets - Schedule of Future Estimated Amortization Expense of Intangibles (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Mar. 31, 2017
Finite Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Net Carrying Value	$ 9,744	$ 1,590
Purchased Intangible Assets [Member]
Finite Lived Intangible Assets [Line Items]
Remainder of 2018	43
2019	170
2020	170
2021	170
2022	170
Thereafter	740
Finite-Lived Intangible Assets, Net Carrying Value	1,463
Capitalized Software [Member]
Finite Lived Intangible Assets [Line Items]
Remainder of 2018	737
2019	2,945
2020	2,734
2021	1,660
2022	205
Finite-Lived Intangible Assets, Net Carrying Value	$ 8,281